Loans and Leases - Composition of Loan and Lease Portfolio (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans	$ 43,061,670			$ 42,821,790	[1]	$ 41,844,019	[1]
Deferred loan origination fees	3,800		$ 1,700	1,700
Other Assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	219,000			219,100		116,900
Lease Financing, Unearned Income
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income	110,582			116,366		104,826
Non-Covered Loans	1,898,980			1,734,824		1,271,998
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans	3,509,530	[2]		3,417,343	[2],[3],[4]	3,014,378	[3],[4]
Commercial and Industrial | Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans	1,610,550			1,682,519		1,742,380
Commercial and Industrial | Specialty Finance Loans | Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans	3,200,000			3,000,000		2,600,000
Commercial and Industrial | Other Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans	$ 350,800			$ 393,300		$ 420,100

[1]	Excludes accrued interest receivable of $219.1 million and $116.9 million at December 31, 2020 and December 31, 2019, respectively, which is included in other assets in the Consolidated Statements of Condition.
[2]	Includes specialty finance loans and leases of $3.2 billion and $3.0 billion, respectively, at March 31, 2021 and December 31, 2020, and other C&I loans of $350.8 million and $393.3 million, respectively, at March 31, 2021 and December 31, 2020.
[3]	Includes lease financing receivables, all of which were classified as Pass.
[4]	Includes specialty finance loans and leases of $3.0 billion and $2.6 billion, respectively, at December 31, 2020 and December 31, 2019, and other C&I loans of $393.3 million and $420.1 million, respectively, at December 31, 2020 and December 31, 2019.